NET CHANGE IN OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Net Changes in Operating Assets and Liabilities

Net cash provided from operations attributable to the net change in operating assets and liabilities is composed of the following:

	Years Ended December 31,
	2013	2012	2011
Decrease (increase) in operating assets:
Trade and accounts receivable	$245	$19	$52
Inventories, stockpiles and ore on leach pads	(755)	(729)	(495)
EGR refinery and other assets	475	(346)	(266)
Other assets	(37)	(80)	(51)
Increase (decrease) in operating liabilities:
Accounts payable and other accrued liabilities	(480)	(210)	226
EGR refinery and other liabilities	(475)	346	266
Reclamation liabilities	(59)	(73)	(43)

	$(1,086)	$(1,073)	$(311)